                            AMENDED FORM N-PX REPORT

ICA File Number: 811-03591
Reporting Period: 07/01/2003 - 06/30/2004
Calvert Variable Series, Inc.

This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the Form N-PX filed for the Funds in this Registered Investment Company.

Item 1. Proxy Voting Record. Incorporated by reference to Item 1 of Registrant's filing on Form N-PX filed on August 3, 2004 (Accession #0000950133-04-002977), August 24, 2004 (Accession #0000708950-04-000021) and October 29, 2004
(Accession #0000950133-04-003998).

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Calvert Variable Series, Inc.

By (Signature and Title): /s/ Barbara J. Krumsiek, Chairman -- Principal Executive Officer

Date: March 2, 2005